S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Jun. 03, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Our Sponsor
Our sponsor, Gores Sponsor XI LLC, is a Cayman Islands exempted limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the
Limited Liability Companies
Act (As Revised) of the Cayman Islands and other applicable law, our sponsor’s business is focused on investing in our company. An entity controlled by Alec Gores, our Chairman, is the sole managing member of our sponsor and Mr. Gores indirectly controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date of this prospectus, other than Mr. Gores, no other person has a direct or indirect material interest in our sponsor. An entity controlled by Mr. Gores owns all of the membership interests in our sponsor, which represents 100% of the economic interests in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities, and there are no other members of our sponsor other than as described above.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Gores Sponsor XI LLC	8,970,000 Class B ordinary shares
(1)

	(of which 1,170,000 are subject to forfeiture if the underwriter does not exercise its overallotment option, and of which an aggregate of 75,000 Class B ordinary shares will be transferred to our independent directors)	$25,000 or approximately $0.003 per founder share

	225,000 private placement shares (including if the underwriter’s over-allotment option is exercised in full)	$2,250,000 (including if the underwriter’s over-allotment option is exercised in full) ($10.00 per share)

	Up to $600,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses

Independent director nominees	75,000 Class B ordinary shares	Approximately $75.00 each, or $0.003 per share, for service as independent director

Sponsor, officers or directors, or our or their affiliates	$20,000 per month	Payment to an affiliate of our sponsor of $20,000 per month, for up to the duration of the completion window, for office space, utilities and secretarial and administrative support

Up to $1,500,000 in working capital loans by our sponsor or an affiliate of our sponsor or certain of our officers and directors. Such loans may be converted at the option of the lender into private placement shares at a conversion price of $10.00 per share
(2)
Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any

out-of-pocket

expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket

expenses incurred by such persons in connection with activities on our behalf.
(3)
Payment of fees and reimbursement of out of-pocket expenses related to identifying, investigating and completing an initial business combination